Accounts Receivable	12 Months Ended
Jun. 30, 2012
Receivables [Abstract]
Accounts Receivable

7.	Accounts Receivable

Accounts receivable consist of the following:

	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Accounts receivable	423	1,169,711	1,014,672	159,715
Less: Allowance for doubtful accounts	(139)	(46,901)	(43,833)	(6,899)

	284	1,122,810	970,839	152,816

	2009	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Movements in allowance for doubtful accounts:
Balance at the beginning of the period	(12,853)	(10,670)	(139)	(46,901)	(7,382)
Increase from acquisition of PGW	—	—	(46,407)	—
Provision for doubtful collection	(14,664)	(139)	(355)	(23)	(4)
Decrease due to disposal of P3A	—	10,670	—	—	—
Collections of doubtful accounts allowed for	7,916	—	—	3,091	486
Write-offs	8,931	—	—	—	—

Balance at the end of the year	(10,670)	(139)	(46,901)	(43,833)	(6,899)